SEGMENT INFORMATION (10K)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 4.	SEGMENT INFORMATION

We operate in one business segment: the research, development and commercialization of pharmaceutical products.  Our corporate headquarters in the United States collects product sales, licensing fees, and royalties from our arrangements with external customers and licensees.  Our entire business is managed by a single management team, which reports to the Chief Executive Officer.
Our revenues are currently derived primarily from seven licensees for international activities and our domestic sales activities of Altrazeal®.

Revenues per geographic area, along with relative percentages of total revenues, for the three and nine months ended September 30 are summarized as follows:

	Three Months Ended September 30,				Nine months Ended September 30,
Revenues	2015	%	2014	%	2015	%	2014	%
Domestic	$ 6,156	25%	$ 8,992	3%	$ 20,043	3%	$ 30,435	5%
International	18,643	75%	313,791	97%	558,401	97%	603,623	95%
Total	$ 24,799	100%	$322,783	100%	$ 578,444	100%	$ 634,058	100%

A significant portion of our revenues are derived from a few major customers.  Customers with greater than 10% of total sales, along with their relative percentage of all sales, for the three and nine months ended September 30 are represented on the following table:

		Three Months Ended September 30,		Nine months Ended September 30,
Customers	Product	2015	2014	2015	2014
Customer A	Altrazeal®	10%	93%	89%	76%
Customer B	Altrazeal®	22%	2%	3%	15%
Customer C	Altrazeal®	21%	*	*	*
Customer D	Altrazeal®	14%	*	*	*
Total		67%	95%	92%	91%
* Sales from this customer were less than 10% of total sales for the period reported.

NOTE 4.	SEGMENT INFORMATION

We operate in one business segment: the research, development, and commercialization of pharmaceutical products.  Our corporate headquarters in the United States collects proceeds from product sales, licensing fees, royalties, and sponsored research revenues from our arrangements with external customers and licensees.  Our entire business is managed by a single management team, which reports to the Chief Executive Officer.

Our revenues are currently derived primarily from seven licensees for international activities and our domestic sales activities for Altrazeal®.

Revenues per geographic area, along with relative percentages of total revenues, for the year ended December 31, are summarized as follows:

Revenues	2014	%	2013	%
Domestic	$ 37,465	4%	$ 65,546	18%
International	826,392	96%	305,022	82%
Total	$ 863,857	100%	$ 370,568	100%

A significant portion of our revenues are derived from a few major customers.  Customers with greater than 10% of total revenues, along with their relative percentage of total revenues, for the year ended December 31 are represented on the following table:

Customers	Product	2014	2013
Customer A	Altrazeal®	80%	8%
Customer B	Altrazeal®	11%	67%
Total		91%	75%